Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Description Of Expected Impact Of Initial Applications (Details)	6 Months Ended
Jun. 30, 2019
IFRS 16 [Member] | During First Semester 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 16 – “Leases”
Nature Of Impending Change In Accounting Policy	Effective January 1, 2019, IFRS 16 replaced IAS 17 “Leases”. The new standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases. The standard provides two exceptions that can be applied in the case of short-term contracts and those in which the underlying assets have low value. BBVA has elected to apply both exceptions. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset, which is recorded under the headings “Tangible assets – Property plants and equipment” and “Tangible assets – Investment properties” of the consolidated balance sheet (see Note 16) and a lease liability representing its obligation to make lease payments which are recorded under the heading “Financial liabilities at amortized cost – Other financial liabilities” in the consolidated balance sheet (see Note 21.6). In the consolidated income statement, the amortization of the right to use is recorded in the heading “Depreciation and amortization – tangible asset” (see Note 40) and the financial cost associated with the lease liability is recorded in the heading “Interest expense – financial liabilities at amortized cost” (see Note 32.2). With regard to lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor will continue to classify its leases as operating leases or finance leases, and to account for those two types of leases differently. At the transition date, the Group decided to apply the modified retrospective approach which requires recognition of a lease liability equal to the present value of the future payments committed to as of January 1, 2019. Regarding the measurement of the right-of-use asset, the Group elected to record an amount equal to the lease liability, adjusted for the amount of any advance or accrued lease payment related to that lease recognized in the balance sheet before the date of initial application
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	As of January 1, 2019, the Group recognized assets for the right-of-use and lease liabilities for an amount of €3,419 and €3,472 million, respectively. The impact in terms of capital (CET1) of the Group amounted to -11 basis points.
IFRIC 23 [Member] | During First Semester 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRIC 23 – “Uncertainty over Income Tax Treatments”
Nature Of Impending Change In Accounting Policy	IFRIC 23 provides guidance on how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. If the entity considers that it is probable that the taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. If the entity considers that it is not probable that taxation authority will accept an uncertain tax treatment, the Interpretation requires the entity to use the most likely amount or the expected value (sum of the probability weighted amounts in a range of possible outcomes) in determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. The method used should be the method that the entity expects to provide the better prediction of the resolution of the uncertainty
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements
Amended IAS 28 [Member] | During First Semester 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 28 – “Long-term Interests in Associates and Joint Ventures”
Nature Of Impending Change In Accounting Policy	The amendments to IAS 28 clarify that an entity is required to apply IFRS 9 to long term interests in an associate or joint venture that, in substance, form part of the net investment in the associate or joint venture but to which the equity method is not applied.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements.
Improvements cycle to IFRS [Member] | During First Semester 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Annual improvements cycle to IFRSs 2015-2017
Nature Of Impending Change In Accounting Policy	Additionally, this project has introduced an amendment to IAS 12, whose entry into force on January 1, 2019 meant that the tax impact of the distribution of generated benefits must be recorded in the "Expenses or income for taxes on the profits of the continuing activities" line of the consolidated income statement for the year. The amount derived from this amendment to IAS 12 resulted in a credit of €32 million in the consolidated income statement for the first half of the 2019 fiscal year (see Note 1.3).
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The implementation of these standards as of January 1, 2019 has not had a significant impact on the Group’s condensed interim consolidated financial statements.
Amended IAS 19 [Member] | During First Semester 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 19 – “Plan Amendment, Curtailment or Settlement”
Nature Of Impending Change In Accounting Policy	The minor amendments in IAS 19 concern the cases if a plan is amended, curtailed or settled during the period. In these cases, an entity should ensure that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions applied for the remeasurement. In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The implementation of this standard as of January 1, 2019 has not had a significant impact on the Group´s condensed interim consolidated financial statements.
IFRS 17 [Member] | After june 30, 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 17 – “Insurance Contracts”
Nature Of Impending Change In Accounting Policy	This Standard will be applied to the accounting years starting on or after January 1, 2022.
IAS 1 And IAS 8 [Member] | After june 30, 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IAS 1 and IAS 8 – “Definition of Material”
Nature Of Impending Change In Accounting Policy	This Standard will be applied to the accounting years starting on or after January 1, 2020.
IFRS 3 [Member] | After june 30, 2019 [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 3 – “Definition of a business”
Nature Of Impending Change In Accounting Policy	This Standard will be applied to the accounting years starting on or after January 1, 2020.